Summary of Significant Accounting - Summary of EBP, Risk and Uncertainty Policies (Details) - EBP 002 [Member]	Dec. 31, 2025	Dec. 31, 2024
FIAM Blend Target Date Fund 2030 Class C [Member]
EBP, Accounting Policy [Line Items]
EBP, Risk and uncertainty, concentration of investment at fair value to total investments, percentage	11.20%	11.50%
EBP, Risk and uncertainty, concentration of investment, benchmark threshold percentage	10.00%	10.00%
FIAM Blend Target Date Fund 2035 Class C [Member]
EBP, Accounting Policy [Line Items]
EBP, Risk and uncertainty, concentration of investment at fair value to total investments, percentage	12.20%	11.40%
EBP, Risk and uncertainty, concentration of investment, benchmark threshold percentage	10.00%	10.00%